Document and Entity Information (USD $) In Billions, except Share data	12 Months Ended
	Dec. 31, 2010	Feb. 23, 2011	Jun. 30, 2010
Document and Entity Information
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2010
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Entity Registrant Name	BUCYRUS INTERNATIONAL INC
Entity Central Index Key	0000740761
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		81,449,954
Trading Symbol	bucy
Entity Well-known Seasoned Issuer	Yes
Entity Public Float			$ 3.8
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No

Consolidated Statements of Earnings (USD $) In Thousands, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Earnings
Sales	$ 3,650,563	$ 2,651,769	$ 2,505,838
Cost of products sold	2,601,209	1,846,170	1,823,335
Gross profit	1,049,354	805,599	682,503
Selling, general and administrative expenses	405,496	269,539	243,932
Research and development expenses	62,498	41,908	36,550
Amortization of intangible assets	46,596	18,899	19,390
Operating earnings	534,764	475,253	382,631
Interest income	(5,110)	(5,117)	(6,206)
Interest expense	71,620	27,017	34,768
Other expense	7,372	6,085	3,071
Earnings before income taxes	460,882	447,268	350,998
Income tax expense	145,132	134,565	117,683
Net earnings	$ 315,750	$ 312,703	$ 233,315
Basic:
Net earnings per share	$ 3.96	$ 4.2	$ 3.14
Weighted average shares	79,764,251	74,456,969	74,350,939
Diluted:
Net earnings per share	$ 3.88	$ 4.12	$ 3.1
Weighted average shares	81,329,109	75,880,863	75,205,020

Consolidated Statements of Comprehensive Income (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Comprehensive Income
Net earnings	$ 315,750	$ 312,703	$ 233,315
Other comprehensive income (loss):
Currency translation adjustments	23,699	62,410	(43,351)
Change in pension and postretirement unrecognized costs, net of income tax (benefit) expense of ( $3,437), $5,472 and ( $15,759), respectively	(8,142)	8,281	(27,846)
Derivative fair value changes, net of income tax (benefit) expense of ( $5,405), $13,542 and ( $13,305), respectively	(9,308)	24,064	(23,186)
Other comprehensive income (loss)	6,249	94,755	(94,383)
Comprehensive income	$ 321,999	$ 407,458	$ 138,932

Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Comprehensive Income
Change in pension and postretirement unrecognized costs, income tax (benefit) expense	$ (3,437)	$ 5,472	$ (15,759)
Derivative fair value changes, income tax expense (benefit)	$ (5,405)	$ 13,542	$ (13,305)

Consolidated Balance Sheets (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS:
Cash and cash equivalents	$ 473,741	$ 101,084
Receivables - net	918,828	741,815
Inventories	1,129,484	627,289
Deferred income taxes	80,358	45,024
Prepaid expenses and other	61,856	40,861
Total Current Assets	2,664,267	1,556,073
OTHER ASSETS:
Goodwill	927,882	351,333
Intangible assets - net	679,131	220,780
Other assets	122,397	61,505
Total Other Assets	1,729,410	633,618
PROPERTY, PLANT AND EQUIPMENT:
Land	41,547	38,879
Buildings and improvements	331,831	281,841
Machinery and equipment	444,761	351,540
Less accumulated depreciation	(191,988)	(157,839)
Total Property, Plant and Equipment - net	626,151	514,421
TOTAL ASSETS	5,019,828	2,704,112
CURRENT LIABILITIES:
Accounts payable	417,505	155,857
Accrued expenses	328,955	172,865
Liabilities to customers on uncompleted contracts and warranties	322,051	183,097
Income taxes	46,386	45,811
Current maturities of long-term debt and short-term obligations	28,113	7,566
Total Current Liabilities	1,143,010	565,196
LONG-TERM LIABILITIES:
Deferred income taxes	92,350	82,260
Pension and other	258,010	198,000
Total Long-Term Liabilities	350,360	280,260
LONG-TERM DEBT, less current maturities	1,487,344	499,666
COMMITMENTS AND CONTINGENCIES - Note N
COMMON STOCKHOLDERS' INVESTMENT:
Common stock - par value $0.01 per share, authorized 200,000,000 shares, issued 81,303,881 shares and 75,234,366 shares in 2010 and 2009, respectively	813	753
Additional paid-in capital	1,053,942	687,756
Treasury stock - 217,200 shares	(851)	(851)
Accumulated earnings	981,164	673,535
Accumulated other comprehensive income (loss)	4,046	(2,203)
Total Common Stockholders' Investment	2,039,114	1,358,990
TOTAL LIABILITIES AND COMMON STOCKHOLDERS' INVESTMENT	$ 5,019,828	$ 2,704,112

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheets
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	200,000,000	200,000,000
Common stock, issued	81,303,881	75,234,366
Treasury stock, shares	217,200	217,200

Consolidated Statements of Common Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Accumulated Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2007	$ 375	$ 671,341	$ (851)	$ 142,560	$ (2,575)
Issuance of common stock under employee plans, net of stock redeemed for taxes		(1,298)
Two-for-one stock split	376	(376)
Income tax benefit from exercised SARs and vesting of restricted stock		1,322
Stock-based compensation expense		7,056
Board of directors' fees paid with Company stock		181
Net earnings				233,315		233,315
Dividends declared				(7,535)
Currency translation adjustments					(43,351)	(43,351)
Change in pension and postretirement unrecognized costs, net of income tax expense (benefit)					(27,846)	(27,846)
Change in fair value of derivative instruments, net of income tax expense (benefit)					(23,186)	(23,186)
Balance at Dec. 31, 2008	751	678,226	(851)	368,340	(96,958)
Issuance of common stock under employee plans, net of stock redeemed for taxes	2	(4,915)
Income tax benefit from exercised SARs and vesting of restricted stock		2,331
Stock-based compensation expense		11,889
Board of directors' fees paid with Company stock		225
Net earnings				312,703		312,703
Dividends declared				(7,508)
Currency translation adjustments					62,410	62,410
Change in pension and postretirement unrecognized costs, net of income tax expense (benefit)					8,281	8,281
Change in fair value of derivative instruments, net of income tax expense (benefit)					24,064	24,064
Balance at Dec. 31, 2009	753	687,756	(851)	673,535	(2,203)	1,358,990
Issuance of common stock, shares	58	363,863				81,303,881
Issuance of common stock under employee plans, net of stock redeemed for taxes	2	(25,782)
Income tax benefit from exercised SARs and vesting of restricted stock		18,977
Stock-based compensation expense		8,756
Board of directors' fees paid with Company stock		372
Net earnings		0		315,750		315,750
Dividends declared		0		(8,121)
Currency translation adjustments				0	23,699	23,699
Change in pension and postretirement unrecognized costs, net of income tax expense (benefit)				0	(8,142)	(8,142)
Change in fair value of derivative instruments, net of income tax expense (benefit)					(9,308)	(9,308)
Balance at Dec. 31, 2010	$ 813	$ 1,053,942	$ (851)	$ 981,164	$ 4,046	$ 2,039,114

Consolidated Statements of Common Stockholders' Investment (parenthetical) (USD $) In Thousands, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Change in pension and postretirement unrecognized costs, income tax expense (benefit)	$ 3,437	$ 5,472	$ 15,759
Derivative fair value changes, income tax (benefit) expense	$ 5,405	$ (13,542)	$ 13,305
Common Stock [Member]
Issuance of common stock, shares	524,643	194,028	75,951

Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings	$ 315,750	$ 312,703	$ 233,315
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation	54,051	41,544	36,860
Amortization	55,852	22,283	22,461
Stock-based compensation expense	8,756	11,889	7,056
Stock issued in payment of director's fees	372	225	181
Deferred income taxes	(61,605)	34,543	(3,069)
Loss on disposal of property, plant and equipment	1,025	3,704	159
Changes in assets and liabilities, excluding effects of acquisitions:
Receivables	(89,343)	(77,249)	(235,736)
Inventories	(38,004)	25,918	(147,629)
Other current assets	7,543	(2,524)	14,119
Other assets	(11,564)	(6,321)	(662)
Current liabilities other than income taxes and current maturities of long-term debt and short-term obligations	164,577	(195,058)	207,447
Income taxes	42,211	(18,864)	14,246
Long-term liabilities other than deferred income taxes	11,285	(14,244)	6,107
Net cash provided by operating activities	460,906	138,549	154,855
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(69,406)	(59,268)	(112,013)
Proceeds from disposal of property, plant and equipment	2,893	1,475	5,581
Purchases of investments	(3,504)	(11,903)	(5,978)
Proceeds from sale of investments	6,983	11,606	6,486
Acquisitions, including acquisition of Terex Mining	(1,003,259)	(12,795)	(24,058)
Other		(3,578)	1,745
Net cash used in investing activities	(1,066,293)	(74,463)	(128,237)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings from revolving credit facilities	208,087
Repayments of revolving credit facilities	(208,087)
Net (repayments of) borrowings from revolving credit facilities		(55,157)	40,027
Proceeds from term loan facility	1,000,000
Repayments of term loan facility	(9,952)	(5,056)	(5,981)
Proceeds from other long-term debt and other bank borrowings	31,869	1,171	9,445
Repayments of other long-term debt and other bank borrowings	(31,137)	(9,378)	(3,443)
Payment of financing costs	(35,206)	(6,000)	(528)
Payments under capital lease agreements	(56)	(612)	(3,188)
Tax benefit related to share-based payment awards	18,977	2,332	1,322
Dividends paid	(8,056)	(7,445)	(7,435)
Other		(173)
Net cash (used in) provided by financing activities	966,439	(80,318)	30,219
Effect of exchange rate changes on cash	11,605	14,920	(15,553)
Net increase (decrease) in cash and cash equivalents	372,657	(1,312)	41,284
Cash and cash equivalents at beginning of year	101,084	102,396	61,112
Cash and cash equivalents at end of year	473,741	101,084	102,396
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	71,625	27,172	28,304
Income taxes - net of refunds	116,290	127,261	90,582
Gross borrowings from revolving credit facilities		701,676	334,390
Gross repayments of revolving credit facilities		756,833	294,363
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING ACTIVITY:
Capital expenditures included in accounts payable	4,624	2,730	7,416
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Fair value of assets acquired	1,807,582	14,117	45,870
Cash consideration	(1,042,691)	(14,132)	(22,782)
Consideration paid in the form of the Company's common shares, based on the February 19, 2010 per share closing price of $62.64	(363,922)
Acquisition expenses paid or accrued			(640)
Liabilities assumed	$ 400,969	$ (15)	$ 22,448

Consolidated Statements of Cash Flows (Parenthetical) (USD $)	Dec. 31, 2010
Consolidated Statements of Cash Flows
Consideration in company's common shares per share closing price	$ 62.64

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE A – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Bucyrus International, Inc. (the "Company") is a Delaware corporation and a leading designer, manufacturer and marketer of high productivity mining equipment. The Company operates in two business segments: surface mining and underground mining. Major markets for the surface mining industry are copper, coal, oil sands and iron ore. The major market for the underground mining industry is coal. Most of the Company's surface mining customers are large multinational corporations with operations in the various major surface mining markets throughout the world. Most of the Company's underground mining customers are multinational coal mining corporations that tend to be smaller in size than its surface mining customers. In addition to the manufacture of original equipment, an important part of the Company's business consists of aftermarket sales, such as supplying parts, maintenance and repair services and technical advice, as well as refurbishing and relocating older, installed original equipment. The Company has manufacturing facilities in Australia, China, the Czech Republic, Germany, Mexico, the United Kingdom and the United States and service and sales centers in Australia, Brazil, Canada, Chile, China, India, Indonesia, Peru, Russia, South Africa and the United States.

Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities and the reported amounts of revenues and expenses. Actual results could differ from those estimates.

Principles of Consolidation

The consolidated financial statements include the accounts of all subsidiaries. All significant intercompany transactions, profits and accounts have been eliminated.

Cash Equivalents

All highly liquid investments with maturities of three months or less when purchased are considered to be cash equivalents. The carrying value of these investments approximates fair value.

Inventories

Inventories are stated at lower of cost (first-in, first-out method) or net realizable value. The cost of finished goods and work in progress includes the cost of raw materials, other direct costs and production overheads. Net realizable value is the estimate of the selling price in the ordinary course of business less the cost of completion and selling. Provision is made to reduce the cost to net realizable value for obsolete and slow-moving inventories. Advances from customers are netted against inventories to the extent of related accumulated costs. Advances in excess of related costs and earnings on uncompleted contracts are classified as a liability to customers. Advances netted against inventory costs were  $5.1 million and  $2.8 million at December 31, 2010 and 2009, respectively.

Goodwill and Intangible Assets

Goodwill and intangible assets with indefinite lives are not amortized and are reviewed annually for impairment or more frequently if impairment indicators arise. Intangible assets consist primarily of technology, customer relationships, engineering drawings, trademarks, trade names and backlog (see Note E).

Property, Plant and Equipment

Depreciation is provided over the estimated useful lives of respective assets using the straight-line method for financial reporting and accelerated methods for income tax purposes. Estimated useful lives used for financial reporting purposes range from 10 to 40 years for buildings and improvements and three to 17 years for machinery and equipment.

Impairment of Long-Lived Assets

The Company continually evaluates whether events and circumstances have occurred that indicate the remaining estimated useful lives of property, plant and equipment and intangible assets with finite lives may warrant revision or that the remaining balance of each may not be recoverable.

Financial Instruments

Based on Company estimates, the carrying amounts of cash equivalents, receivables, accounts payable and accrued liabilities approximated fair value at December 31, 2010 and 2009. The fair value of the Company's term loan was  $1.5 billion and  $469.7 million at December 31, 2010 and December 31, 2009, respectively.

Foreign Currency Translation

The assets and liabilities of the Company's foreign subsidiaries are translated into United States dollars using year-end exchange rates. Sales and expenses are translated at average rates during the year. Adjustments resulting from this translation are deferred and reflected as a separate component of Common Stockholders' Investment. Gains and losses from foreign currency transactions are included in selling, general and administrative expenses in the Consolidated Statements of Earnings. Transaction losses totaled  $0.8 million,  $7.7 million and  $3.5 million for the years ended December 31, 2010, 2009 and 2008, respectively. Transaction gains and losses on intercompany advances to foreign subsidiaries for which settlement is not planned or anticipated in the foreseeable future are deferred and reflected as a component of Common Stockholders' Investment.

Derivative Financial Instruments

On January 1, 2009, the Company adopted new accounting guidance regarding disclosures about derivative instruments and hedging activities. This guidance requires enhanced disclosures regarding an entity's derivatives and hedging activities, including how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for and how the derivative instruments and related hedged items affect an entity's financial position, results of operations and cash flows.

The Company enters into contracts for certain derivative financial instruments to mitigate foreign exchange rate risk of specific foreign currency denominated transactions and to manage and preserve the economic value of cash flows in non-functional currencies. The Company also enters into contracts for certain derivative financial instruments to mitigate interest rate risk. The Company has designated several of these contracts as cash flow hedges. The Company does not use derivative financial instruments for trading or other speculative purposes.

The contractual amounts of the Company's outstanding foreign currency forward contracts not designated as cash flow hedges, by currency, were as follows:

	December 31,
	2010		2009
	Buy	Sell	Buy	Sell
	(Dollars in thousands)

United States dollar	$2,703	$17,422	$1,296	$34,591
Australian dollar	1,838	136,003	22,935	16,617
Brazilian real	—	7,787	—	3,912
British pounds sterling	1,759	636	12,925	2,106
Canadian dollar	—	46,143	—	8,492
Chilean peso	2,014	—	37,798	1,250
Czech koruna	195	—	146	—
Euro	48,296	48,204	28,957	2,295
Indian rupee	—	2,128	—	—
Mexican peso	2,252	—	—	—
Peruvian sol	1,001	3,737	—	1,525
Polish zloty	—	—	—	1,894
Russian ruble	—	6,248	675	3,595
South African rand	—	—	—	1,584

	$60,058	$268,308	$104,732	$77,861

The contractual amounts of the Company's outstanding foreign currency forward contracts designated as cash flow hedges, by currency, were as follows:

	December 31,
	2010		2009
	Buy	Sell	Buy	Sell
	(Dollars in thousands)

United States dollar	$10,477	$65,335	$9,704	$21,172
Australian dollar	28,775	1,119	6,550	1,931
British pounds sterling	14,927	58	1,100	—
Canadian dollar	—	42,218	—	—
Czech koruna	1,508	—	118	—
Euro	27,764	307	184,342	3,344
Russian ruble	—	7,796	—	—

	$83,451	$116,833	$201,814	$26,447

Based upon December 31, 2010 foreign currency exchange rates, all of the Company's outstanding contracts were recorded at fair value.

The Company conducts its business on a multinational basis in a wide variety of foreign currencies and hedges foreign currency exposures arising from various receivables, liabilities and expected inventory purchases. Derivative instruments that are utilized to hedge the foreign currency risk associated with anticipated inventory purchases and cash collections of accounts receivable in foreign currencies are designated as cash flow hedges. Gains and losses on these instruments, to the extent that they have been effective, are deferred in accumulated other comprehensive income (loss) and recognized in earnings when the related inventory is sold or the accounts receivable is recorded. Ineffectiveness related to these hedge instruments that was recognized in the Consolidated Statements of Earnings consisted of pre-tax losses of  $1.1 million,  $5.3 million and  $6.8 million for the years ended December 31, 2010, 2009 and 2008, respectively. The maturity of these instruments generally does not exceed 18 months. The Consolidated Statements of Earnings also includes  $2.7 million of pre-tax losses for the year ended December 31, 2009 as a result of the discontinuance of cash flow hedges because the original forecasted transaction did not occur within the original specified time period or the two months thereafter. There was no income or loss for this type of transaction in 2010. The accumulated other comprehensive loss, net of tax, related to foreign currency forward contracts was  $0.8 million and  $1.6 million at December 31, 2010 and 2009, respectively. The Company estimates that  $2.5 of income included in the  $0.8 million of net accumulated other comprehensive loss will be reclassified into earnings over the next 12 months.

To manage a portion of its exposure to changes in LIBOR-based interest rates on its variable rate debt, the Company has entered into interest rate swap agreements to effectively fix the interest payments on  $743.7 million ( $650.0 million plus € 70.0 million) of its term loan. All of the swaps in place at December 31, 2010 have been designated as cash flow hedges of LIBOR-based interest payments. The effective portion of the change in fair value of the derivatives is recorded in accumulated other comprehensive income (loss), while any ineffective portion is recorded as an adjustment to interest expense. The differential paid or received on the interest rate swap is recognized as an adjustment to interest expense. Interest rate swaps in place at December 31, 2010 were as follows:

Amount	Interest Rate (1)	Maturity Date
(Dollars in thousands)

$50,000	2.175%	January 30, 2012
50,000	2.40%	January 28,2013
25,000	2.22%	February 19, 2013
25,000	2.25%	February 19, 2013
25,000	2.29%	May 19, 2013
25,000	2.41%	August 19, 2013
25,000	2.45%	November 19, 2013
50,000	2.5975%	January 28, 2014
25,000	2.58%	February 19, 2014
25,000	2.21%	April 1, 2014
50,000	2.99%	May 4, 2014
50,000	2.99%	May 4, 2014
100,000	2.99%	May 4, 2014
25,000	2.63%	May 19, 2014
25,000	2.74%	August 19, 2014
25,000	2.82%	November 19, 2014
25,000	2.845%	February 19, 2015
25,000	2.97%	May 19, 2015
20,084	1.96%	March 31, 2012 (2)
13,389	2.28%	March 31, 2013 (2)
33,472	2.518%	March 31, 2014 (2)
20,084	2.49%	March 31, 2014 (2)
6,695	2.49%	April 1, 2014 (2)

$743,724

(1)	Excludes applicable spread of 1.5% to 3.0%.
(2)	This interest rate swap is denominated in euros.

The Company recognized interest expense of  $13.1 million,  $2.5 million, and  $1.9 million for the years ended December 31, 2010, 2009 and 2008, respectively, related to the effective portion of its interest rate swaps. This interest expense combined with the interest paid to the Company's lender based on the terms of the Company's credit facility results in effective interest rates equal to the swap rates presented in the table above. Accumulated other comprehensive loss, net of tax, related to interest rate swaps was  $15.1 million and  $5.0 million at December 31, 2010 and 2009, respectively. The Company estimates that  $8.1 million of the  $15.1 million accumulated other comprehensive loss, net of tax, will be reclassified into earnings over the next 12 months.

The pre-tax fair value of the Company's cash flow hedges related to foreign currency forward contracts and interest rate swaps and the accounts in the Consolidated Balance Sheets in which the amounts are included were as follows:

	December 31, 2010
	(Dollars in thousands)
	Prepaid Expenses and Other	Other Assets	Accrued Expenses	Pension and Other
	(Dollars in thousands)

Interest rate swaps	$—	$—	$12,799	$11,166
Foreign currency forward contracts	7,953	146	2,948	307

Total designated	$7,953	$146	$15,747	$11,473

	December 31, 2009
	(Dollars in thousands)
	Prepaid Expenses and Other	Other Assets	Accrued Expenses	Pension and Other
	(Dollars in thousands)

Interest rate swaps	$—	$301	$2,917	$4,531
Foreign currency forward contracts	1,787	—	2,551	885

Total designated	$1,787	$301	$5,468	$5,416

The pre-tax derivative gains and losses included in the Consolidated Statements of Comprehensive Income and the Consolidated Statements of Earnings related to cash flow hedges were as follows:

(Gain) loss recognized in other comprehensive income:

	Year Ended December 31,
	2010	2009
	(Dollars in thousands)

Interest rate swaps	$16,099	( $6,392)
Foreign currency forward contracts	(1,386)	(28,611)

Total	$14,713	( $35,003)

Gain (loss) reclassified from other comprehensive income to earnings:

	Year Ended December 31,		Consolidated Statement of Earnings Line Item
	2010	2009
	(Dollars in thousands)

Interest rate swaps	( $13,118)	( $2,532)	Interest expense
Foreign currency forward contracts	511	3,631	Sales
Foreign currency forward contracts	(2,964)	(12,359)	Cost of products sold
Foreign currency forward contracts	330	(5,081)	Selling, general and administrative expenses
Foreign currency forward contracts	—	(2,593)	Other expense

Total	( $15,241)	( $18,934)

Gain (loss) recognized in earnings due to ineffectiveness and amounts excluded from effectiveness testing:

	Year Ended December 31,		Consolidated Statement of Earnings Line Item
	2010	2009
	(Dollars in thousands)

Foreign currency forward contracts	( $51)	( $178)	Sales
Foreign currency forward contracts	(608)	(5,078)	Cost of products sold
Foreign currency forward contracts	(461)	(19)	Selling, general and administrative expenses
Foreign currency forward contracts	—	(2,701)	Other expense

Total	( $1,120)	( $7,976)

The pre-tax gains (losses) from derivatives not designated as hedging instruments included in the Consolidated Statements of Earnings were as follows:

	Year Ended December 31,		Consolidated Statement of Earnings Line Item
	2010	2009
	(Dollars in thousands)

Foreign currency forward contracts	$3,814	$402	Sales
Foreign currency forward contracts	(416)	(1,486)	Cost of product sold
Foreign currency forward contracts	(18,051)	(4,718)	Selling, general and administrative expenses

Total	( $14,653)	( $5,802)

Derivative instruments are subject to significant concentrations of credit risk to the banking industry. The Company manages counterparty credit risk by only entering into derivative contracts with large commercial financial institutions. The maximum amount of pre-tax loss, not considering netting arrangements, if any, which the Company would have incurred if the counterparties to its derivative instruments failed to meet their obligations was  $8.8 million at December 31, 2010 and  $3.9 million at December 31, 2009. At December 31, 2010, the Company had no knowledge of any of counterparty default.

The Company also has cross-currency foreign currency-denominated debt obligations that are designated as hedges of the foreign currency exposure associated with its net investments in non-United States operations. The currency effects of the debt obligations are reflected in other comprehensive income (loss) where they offset translation gains and losses recorded on the Company's net investments in Germany. The Company recognized a gain of  $7.4 million and a loss of  $4.0 million in other comprehensive income (loss) related to net investment hedges for the years ended December 31, 2010 and 2009, respectively.

The Company also uses natural hedges to mitigate risks associated with foreign currency exposures. For example, oftentimes the Company has non-functional currency denominated receivables from customers for which the exposure is partially mitigated by a corresponding non-functional currency payable to a vendor.

Stock Split

All previously reported net earnings per share and number of shares in the accompanying consolidated financial statements and notes thereto have been adjusted to reflect the two-for-one split of the Company's common stock effective May 27, 2008.

Comprehensive Income (Loss)

The Company reports comprehensive income (loss) in addition to net earnings (loss). Comprehensive income (loss) is a more inclusive financial reporting method that includes disclosure of financial information that historically has not been recognized in the calculation of net earnings (loss). The Company reports comprehensive income (loss) and accumulated other comprehensive loss in the Consolidated Statements of Common Stockholders' Investment. Accumulated other comprehensive income (loss), net of income taxes, was as follows:

	December 31,
	2010	2009
	(Dollars in thousands)

Currency translation adjustments	$54,888	$31,189
Pension and postretirement benefit unrecognized costs	(34,894)	(26,752)
Derivative fair value adjustments	(15,948)	(6,640)

Accumulated other comprehensive income (loss)	$4,046	( $2,203)

Revenue Recognition

Revenue from long-term sales contracts, such as for the manufacture of the Company's original equipment and certain replacement parts, is recognized using the percentage-of-completion method due to the length of time to fully manufacture and assemble the Company's original equipment or replacement parts. The Company measures revenue recognized based on the ratio of actual costs incurred to date in relation to total estimated costs to be incurred. The percentage-of-completion method of accounting for these contracts most accurately reflects the status of these uncompleted contracts in the Company's consolidated financial statements and most accurately measures the matching of revenues with expenses. Revenue from all other types of sales, primarily sales of aftermarket parts, net of estimated returns and allowances, is recognized when all of the following circumstances are satisfied: persuasive evidence of an arrangement exists, the price is fixed or determinable, collectibility is reasonably assured, and delivery has occurred or services have been rendered. Criteria for revenue recognition is generally met at the time products are shipped, as the terms are FOB shipping point.

Included in the current portion of liabilities to customers on uncompleted contracts and warranties are advances in excess of related costs and earnings on uncompleted contracts of  $135.0 million and  $135.4 million at December 31, 2010 and 2009, respectively.

Warranty

Sales of the Company's products generally carry typical manufacturers' warranties, the majority of which cover products for one year, based on terms that are generally accepted in the marketplace. The Company records provisions for estimated warranty and other related costs as revenue is recognized based on historical warranty loss experience and periodically adjusts these provisions to reflect actual experience.

Shipping and Handling Fees and Costs

Revenue received from shipping and handling fees is reflected in sales. Shipping fee revenue was insignificant for all periods presented. Shipping and handling costs are included in cost of products sold.

Income Taxes

Deferred taxes are provided to reflect temporary differences between the financial and tax basis of assets and liabilities using presently enacted tax rates and laws. A valuation allowance is recognized if it is more likely than not that some or all of the deferred tax assets will not be realized.

Fair Value Measurements

Accounting guidance regarding fair value measurements defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This guidance classifies the inputs used to measure the fair value into the following hierarchy:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities
Level 2

Unadjusted quoted prices in active markets for similar assets or liabilities, or

Unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or

Inputs other than quoted prices that are observable for the assets or liabilities

Level 3	Unobservable inputs for the assets or liabilities

The Company adopted this guidance effective January 1, 2008 and it did not have a material effect on the Company's financial position or results or operations.

The Company has determined that its financial assets and liabilities are level 2 in the fair value hierarchy. The Company's financial assets and liabilities that were accounted for at fair value were as follows:

	December 31,
	2010	2009
	(Dollars in thousands)

Assets:
Foreign currency exchange contracts (1)	$8,802	$3,635
Interest rate swaps (2)	—	301

Total assets at fair value	$8,802	$3,936

Liabilities:
Foreign currency exchange contracts (1)	$14,609	$6,434
Interest rate swaps (2)	23,965	7,447

Total liabilities at fair value	$38,574	$13,881

(1)	Based on observable market transactions of forward currency prices.
(2)	Based on observable market transactions of forward LIBOR or EURIBOR rates.

Recent Accounting Pronouncements

In December 2007, the Financial Accounting Standards Board ("FASB") issued new accounting guidance regarding business combinations. This guidance defines how acquirers recognize and measure the consideration transferred, assets acquired, liabilities assumed, noncontrolling interests, and goodwill acquired at their fair values as of the acquisition date. This guidance became effective on a prospective basis for fiscal years beginning after December 15, 2008. The Company adopted this guidance effective January 1, 2009 and it did not have a material effect on the Company's financial position or results of operations.

In March 2008, the FASB issued accounting guidance regarding disclosures about derivative instruments and hedging activities. This guidance requires enhanced disclosures about an entity's derivatives and hedging activity and how they effect an entity's financial position. This guidance became effective for fiscal years and interim periods beginning after November 15, 2008. The Company adopted this guidance effective January 1, 2009 and it did not have a material effect on the Company's financial position or results of operations.

In May 2009, the FASB issued new accounting guidance regarding management's assessment of subsequent events. This guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. In particular, this guidance outlines (i) the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements; (ii) the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements; and (iii) the disclosures that an entity should make about events or transactions that occurred after the balance sheet date. This guidance became effective on a prospective basis for interim or annual financial periods ending after June 15, 2009. The Company adopted this guidance in June 2009 and it did not have a material effect on the Company's financial position or results of operations.

In June 2009, the FASB issued the Accounting Standards Codification ("Codification"). The Codification is the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The use of the Codification became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Company adopted the Codification in September 2009 and it did not have a material effect on the Company's financial position or results of operations.

In October 2009, the FASB issued new accounting guidance regarding the accounting for revenue in arrangements with multiple deliverables. This guidance addresses the accounting for multiple deliverable arrangements and clarifies how arrangement consideration should be allocated to the separate units of accounting, when applicable. This guidance becomes effective on a prospective basis for fiscal years beginning on or after June 15, 2010. The Company is currently evaluating the impact that this new guidance will have on its consolidated financial statements.

ACQUISITIONS	12 Months Ended
Dec. 31, 2010
ACQUISITIONS
ACQUISITIONS

NOTE B – ACQUISITIONS

Terex Mining Acquisition

On February 19, 2010, the Company completed its acquisition of Terex Corporation's mining equipment business ("Terex Mining") for  $1.0 billion in cash and 5,809,731 shares of the Company's common stock, subject to certain post-closing net assets, net debt and other adjustments. The financial results for the year ended December 31, 2010 include the net assets and results of operations of Terex Mining since the February 19, 2010 date of acquisition, as well as the acquisition accounting adjustments and acquisition costs related to the Terex Mining acquisition. As a result, the Company's financial results for year ended December 31, 2010 are not necessarily comparable to the results for the years ended December 31, 2009 and 2008 or as of December 31, 2009 and may not be indicative of future results. Terex Mining has been integrated into the surface mining segment.

Terex Mining is a worldwide manufacturer of hydraulic excavators, off-highway haul trucks and drills, which are complementary to the Company's existing product lines. As a result of this acquisition, the Company has significantly expanded its product portfolio, which allows it to compete in a larger portion of the mining machinery market. These factors contributed to a purchase price resulting in the recognition of goodwill. Total goodwill acquired was  $590.7 million, of which  $230.7 million is deductible for income tax purposes.

The acquisition of Terex Mining was accounted for under the acquisition method of accounting for business combinations in accordance with generally accepted accounting principles in the United States. Under this method, the total consideration transferred to consummate the acquisition was allocated to the tangible and intangible assets acquired and liabilities assumed based on their respective fair values as of the closing date of the acquisition. The principles of acquisition method of accounting require extensive use of estimates and judgments to allocate the consideration transferred to the identifiable tangible and intangible assets acquired and liabilities assumed based on their respective fair values.

The asset and share purchase agreement between the Company and Terex Corporation contains a post-closing purchase price adjustment provision which includes a calculation of the net asset value (as defined in the asset and share purchase agreement) of Terex Mining as of the closing date of the acquisition. During the course of the calculation of the purchase price adjustment, the Company identified certain material potential adjustments to specific items on the balance sheet of Terex Mining as of the closing date of the acquisition. These adjustments are being contested by Terex Corporation and, as a result, have not been recognized as a receivable in the Company's Consolidated Balance Sheet at December 31, 2010.

The consideration transferred to acquire Terex Mining was as follows (dollars in thousands):

Cash consideration, including cash acquired	$1,042,691
Consideration in the form of the Company's common shares, based on the February 19, 2010 per share closing price of $62.64	363,922

Total consideration transferred	$1,406,613

The total consideration transferred was allocated to Terex Mining's net tangible and identifiable intangible assets based upon their fair value as of February 19, 2010. The excess of the consideration transferred over the fair value of the net tangible and identifiable intangible assets is reflected as goodwill. The allocation of the total consideration to the fair value of the assets acquired and liabilities assumed as of February 19, 2010 was as follows (dollars in thousands):

Cash	$44,382
Receivables	89,034
Inventories	449,384
Prepaid expenses and other	38,075
Goodwill	590,715
Intangible assets	493,646
Other assets	12,844
Property, plant and equipment	81,817
Liabilities assumed	(400,969)
Deferred tax asset associated with acquisition accounting adjustments	7,685

$1,406,613

During the fourth quarter of 2010, the fair value of the assets acquired and liabilities assumed was adjusted resulting in a  $172.7 million increase in goodwill.

Major categories of liabilities assumed included trade accounts payable of  $94.6 million, accrued warranty costs of  $140.0 million, other accrued expenses of  $47.9 million, accrued employee costs of  $19.4 million, pension liabilities of  $15.7 million and liabilities to customers on uncompleted contracts of  $49.3 million.

The identifiable intangible assets consist of technology, customer relationships, brand name, trademarks and backlog.

The Company incurred  $19.7 million of acquisition costs related to the acquisition of Terex Mining for the year ended December 31, 2010. These costs are included in selling, general and administrative expenses in the Consolidated Statements of Earnings.

Terex Mining sales and net earnings for the period of February 20, 2010 through December 31, 2010 were  $1.0 billion and  $65.9 million, respectively.

Pro Forma Results of Operations

The following unaudited pro forma results of operations assumes that the Company acquired Terex Mining and amended its credit facilities on January 1, 2010 and 2009. The unaudited pro forma results include adjustments to reflect additional interest expense, depreciation expense and amortization of intangible assets, as well as the effects of adjustments made to the carrying value of certain assets.

	Year Ended December 31,
	2010	2009

	(Dollars in thousands)

Sales	$3,752,195	$3,806,488

Net earnings	$339,033	$324,188

Net earnings per share:
Basic	$4.21	$4.04
Diluted	$4.13	$3.97

The unaudited pro forma financial information presented above is not necessarily indicative of either the results of operations that would have occurred had the acquisition of Terex Mining been effective on January 1, 2009 or of the Company's future results of operations. Also, the unaudited pro forma financial information does not reflect the costs that the Company incurred to integrate Terex Mining. These integration costs were not material.

Finished goods and work in process inventories have been adjusted to their estimated fair market value. Finished parts were valued at their estimated selling prices, less the sum of (i) costs of disposal; and (ii) a reasonable profit allowance for the Company's selling effort, and work in process was valued at estimated selling prices of finished goods less the sum of (a) costs to complete; (b) costs of disposal; and (c) a reasonable profit allowance for the completing and selling effort of the Company based on profit for similar finished goods. As this inventory adjustment was directly attributed to the transaction and did not have a continuing impact, it is not reflected in the unaudited pro forma results of operations presented above. However, this inventory adjustment resulted in a charge to cost of products sold in the periods subsequent to the consummation of the acquisition of Terex Mining during which the related inventories were sold. The actual charge to cost of products sold for the year ended December 31, 2010 was  $38.9 million.

Other Acquisitions

In 2008, the Company acquired two businesses. Based on the fair value of assets acquired and expected revenues, the Company concluded that they are not material in the aggregate. Consequently, there are no disclosures required for these acquisitions.

RECEIVABLES	12 Months Ended
Dec. 31, 2010
RECEIVABLES
RECEIVABLES

NOTE C – RECEIVABLES

Receivables at December 31, 2010 and 2009 included  $381.8 million and  $384.5 million, respectively, of revenues from long-term contracts which were not billable at these dates. Billings on long-term contracts are made in accordance with the terms as defined in the individual contracts. The unbilled receivables are for contracts that were near completion as of the balance sheet dates and collection of amounts due was scheduled to be within the next 12 months of such dates.

Current receivables were reduced by an allowance for losses of  $4.9 million and  $7.1 million at December 31, 2010 and 2009, respectively.

INVENTORIES	12 Months Ended
Dec. 31, 2010
INVENTORIES
INVENTORIES

NOTE D – INVENTORIES

Inventories consisted of the following:

	December 31,
	2010	2009
	(Dollars in thousands)

Raw materials and parts	$117,919	$75,111
Work in process	366,733	202,221
Finished products (primarily replacement parts)	644,832	349,957

	$1,129,484	$627,289

GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2010
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

NOTE E – GOODWILL AND INTANGIBLE ASSETS

Goodwill is not subject to amortization, but instead is subject to an evaluation for impairment at least annually by applying a two-step fair-value-based test. Additionally, intangible assets with indefinite lives are not amortized, but are subject to an evaluation for impairment at least annually. Intangible assets with finite lives continue to be amortized over a period of five to 20 years. The Company's annual impairment testing date is December 31. No impairment resulted from the Company's annual impairment testing during the years ended December 31, 2010, 2009 or 2008.

Intangible assets consisted of the following:

	December 31, 2010			December 31, 2009
	Weighted Average Life	Gross Carrying Amount	Accumulated Amortization	Weighted Average Life	Gross Carrying Amount	Accumulated Amortization
	(Years)	(Dollars in thousands)		(Years)	(Dollars in thousands)
Amortized intangible assets:
Technology	10-12	$421,396	( $48,394)	10-12	$121,085	( $26,846)
Customer relationships	20	269,043	(28,213)	20	118,791	(15,584)
Engineering drawings	20	25,500	(16,919)	20	25,500	(15,644)
Trademarks and trade names	0.7	50,340	(16,322)	0.7	12,000	(12,000)
Other	5 - 20	11,663	(5,809)	5 - 20	5,855	(4,813)

		$777,942	( $115,657)		$283,231	( $74,887)

Unamortized intangible assets:
Trademarks/Trade names		$16,846			$12,436

Changes in the carrying amount of goodwill were as follows:

	Surface Mining	Underground Mining
	(Dollars in thousands)

Balance at January 1, 2009	$47,306	$282,905
Goodwill acquired during the year	—	11,765
Currency translation	—	9,357

Balance at December 31, 2009	47,306	304,027
Goodwill acquired during the year	590,715	—
Currency translation	(1,806)	(12,360)

Balance at December 31, 2010	$636,215	$291,667

Amortization expense for finite-lived intangible assets was  $46.6 million,  $18.9 million and  $19.4 million for the years ended December 31, 2010, 2009 and 2008, respectively. The estimated future amortization expense of finite-lived intangible assets is as follows (dollars in thousands):

Year	Amount

2011	$45,359
2012	45,359
2013	45,344
2014	45,024
2015	44,843
Future	436,356

$662,285

ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2010
ACCRUED EXPENSES
ACCRUED EXPENSES	NOTE F – ACCRUED EXPENSES Accrued expenses consisted of the following:

	December 31,
	2010	2009
	(Dollars in thousands)

Wages and salaries	$82,324	$61,387
Other	246,631	111,478

	$328,955	$172,865

LONG-TERM DEBT AND FINANCING ARRANGEMENTS	12 Months Ended
Dec. 31, 2010
LONG-TERM DEBT AND FINANCING ARRANGEMENTS
LONG-TERM DEBT AND FINANCING ARRANGEMENTS

NOTE G – LONG-TERM DEBT AND FINANCING ARRANGEMENTS

Long-term debt consisted of the following:

	December 31,
	2010	2009
	(Dollars in thousands)

Term loan facility	$1,495,715	$496,599
Other	19,742	10,633

	1,515,457	507,232
Less current maturities of long-term debt and short-term obligations	(28,113)	(7,566)

	$1,487,344	$499,666

On February 19, 2010, the Company amended its credit facilities to finance the acquisition of Terex Mining. As of February 19, 2010, the amended credit facilities included a secured revolving credit facility of  $525.0 million ( $35.0 million has a maturity date of May 4, 2012 and  $490.0 million has a maturity date of May 4, 2014) and an unsecured German revolving credit facility of € 65.0 million which matures on May 4, 2014. As of February 19, 2010, the amended credit facilities also included secured term loan facilities totaling  $1,473.8 million consisting of (i)  $1,280.0 million ( $390.0 million matures on May 4, 2014 and  $890.0 million matures on February 19, 2016); (ii) A $124.0 million ( $104.4 million) with a maturity date of February 19, 2016; and (iii) € 73.1 million ( $89.4 million) with a maturity date of May 4, 2014. The entire new secured revolving credit facility is eligible to be used for letters of credit.

Borrowings under the secured revolving credit facility that mature on May 4, 2012 and May 4, 2014 bear interest, payable no less frequently than quarterly, at (i) LIBOR or EURIBOR, plus the applicable spread; or (ii) a base rate determined by reference to the United States prime lending rate, the federal funds rate, or one month LIBOR plus 1.00%, plus the applicable spread. The unsecured German revolving credit facility bears interest, payable no less frequently than quarterly, at EURIBOR, plus the applicable spread.

Under each revolving credit facility, the Company pays a commitment fee based on the unused portion of such facilities, payable quarterly, at rates ranging from 0.25% to 0.50% depending on the total leverage ratio for revolving credit facilities that mature on May 4, 2012, and 0.50% for revolving credit facilities that mature on May 4, 2014, and when applicable, customary letter of credit fees.

Borrowings under the term loan facility that mature on May 4, 2014 bear interest, payable no less frequently than quarterly, at (i) LIBOR, plus the applicable spread, for United States dollar denominated loans; and (ii) EURIBOR, plus the applicable spread, for euro denominated loans.

Borrowings under the term loan facility that mature on February 19, 2016 bear interest, payable no less frequently than quarterly, at (i) LIBOR (subject to a 1.50% floor), plus the applicable spread (based on the Company's total leverage ratio), for United States dollar denominated base rate loans; and (ii) an offered rate of interest based on deposits of Australian dollars, plus (a) the difference between three-month LIBOR and 1.50% (if greater), and (b) between 2.75% and 3.00% (based on the Company's total leverage ratio) for Australian dollar denominated base rate loans.

The credit facilities contain operating and financial covenants that, among other things, could limit the Company's ability to obtain additional sources of capital. The Company's financial covenants require that it maintain, on a trailing four-quarter basis as of the end of each fiscal quarter, a total leverage ratio of not more than 3.50 to 1.00 and a consolidated interest coverage ratio of at least 3.0 to 1.0. At December 31, 2010, the Company's total leverage ratio was 1.44 to 1.00 and its interest coverage ratio was 10.12 to 1.00. The Company was also in compliance with all operating covenants at December 31, 2010.

The credit facilities require the Company to prepay outstanding loans with 100% of the net proceeds of the incurrence of certain debt and certain asset sales and 50% (subject to reductions based on the Company's total leverage ratio) of the Company's annual excess cash flow, as defined in its credit facilities.

At December 31, 2010, the amount potentially available for borrowings under the secured revolving credit facility was  $417.5 million, after taking into account  $107.5 million of issued letters of credit. The amount potentially available for borrowings under the unsecured German credit facility at December 31, 2010 was  $28.0 million (€ 20.9 million), after taking into account  $59.0 million (€ 44.1 million) of issued letters of credit. At December 31, 2010, the Company had borrowings of  $1.5 billion ( $1.3 billion plus € 72.6 million plus A $123.1 million) under its term loan facility. To manage a portion of its exposure to changes in LIBOR-based and EURIBOR-based interest rates, the Company has entered into interest rate swap agreements that effectively fix the interest payments on  $743.7 million ( $650.0 million plus € 70.0 million) of outstanding borrowings under its term loan facility at a weighted average interest rate of 2.6%, plus the applicable spread. The remaining  $752.0 million of outstanding term loan borrowings at December 31, 2010 were at a weighted average interest rate of 4.8%, including the applicable spread.

For the year ended December 31, 2010, the average revolving credit facility borrowings under the Company's credit agreements were  $7.7 million at a weighted average interest rate of 3.0% and the maximum borrowing outstanding was  $101.3 million. For the year ended December 31, 2009, the average borrowings under the revolving portion of the Company's credit agreement were  $53.5 million at a weighted average interest rate of 2.2% and the maximum borrowing outstanding was  $123.8 million.

At December 31, 2010 and 2009, there were  $229.3 million and  $188.5 million, respectively, of issued letters of credit outstanding under all of the Company's bank facilities.

Maturities of long-term debt and short-term obligations for each of the next five years are as follows (dollars in thousands):

Year	Amount
2011	$28,113
2012	$15,688
2013	$15,343
2014	$479,572
2015	$10,258

COMMON STOCKHOLDERS' INVESTMENT	12 Months Ended
Dec. 31, 2010
COMMON STOCKHOLDERS' INVESTMENT
COMMON STOCKHOLDERS' INVESTMENT

NOTE H – COMMON STOCKHOLDERS' INVESTMENT

On April 24, 2008, the Company's stockholders approved an amendment to the Company's Amended and Restated Certificate of Incorporation to eliminate all references to Class B common stock and rename the Company's Class A common stock as "common stock".

On April 30, 2008, the Company's stockholders approved an amendment to the Company's Amended and Restated Certificate of Incorporation increasing the number of authorized shares of common stock from 75 million to 200 million. Also on April 30, 2008, the Company announced a two-for-one split of its common stock in the form of a 100% stock dividend. The stock dividend was paid on May 27, 2008 to stockholders of record on May 13, 2008 and the Company's common stock began trading on a split-adjusted basis on May 28, 2008. All previously reported net earnings per share and number of shares included in the accompanying consolidated financial statements and notes thereto have been adjusted to reflect this stock split.

On February 19, 2010, the Company issued 5,809,731 shares of its common stock as partial consideration for the acquisition of Terex Mining.

At December 31, 2010, the Company had 10,000,000 shares of authorized preferred stock and the Company's issued and outstanding shares consisted only of common stock. Holders of common stock are entitled to one vote per share on all matters to be voted on by the Company's common stockholders.

STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2010
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

NOTE I – STOCK-BASED COMPENSATION

At December 31, 2010, the Company had 2,996,978 shares of its common stock available for awards under the Bucyrus International, Inc. Omnibus Incentive Plan 2007 ("Omnibus Plan"). The Omnibus Plan expires on the tenth anniversary of its effective date, unless terminated earlier by the Company's Board of Directors. The Omnibus Plan provides for the grant of equity based awards, including restricted (or nonvested) stock, restricted stock units, stock options, stock appreciation rights ("SARs"), and other equity based awards to the Company's directors, officers and other employees, advisors and consultants and those of the Company's subsidiaries who are selected by the Compensation Committee of the Company's Board of Directors for participation in the Omnibus Plan. Also at December 31, 2010, the Company had 492,000 shares of its common stock available for future grants under its 1998 Management Stock Option Plan. The Compensation Committee of the Company's Board of Directors determines all of the terms and conditions of awards under the plan, including whether the vesting or payment of an award will be subject to the attainment of performance goals.

The Company recognizes compensation expense for nonvested shares, SAR's and stock options over the requisite service period for vesting of the award. Total stock-based compensation expense included in the Company's Consolidated Statements of Earnings was  $8.7 million,  $11.9 million and  $7.1 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Nonvested  Shares. The Company has granted nonvested shares to certain employees. The nonvested shares cliff vest in their entirety at the end of the fourth calendar year from the grant date (inclusive of the year of grant) provided the employee remains employed by the company until such date or has a qualifying retirement prior to such date. Compensation expense related to nonvested shares was  $2.7 million,  $3.8 million and  $2.8 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Nonvested share activity was as follows:

	2010		2009		2008
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested at January 1	370,200	$20.97	206,688	$31.59	391,262	$21.46
Granted	77,350	$59.86	301,350	$13.80	58,100	$50.66
Forfeited	(16,300)	$29.73	(49,150)	$20.84	(12,100)	$29.25
Vested	(48,200)	$28.95	(88,688)	$21.45	(230,574)	$19.32

Nonvested at December 31	383,050	$27.44	370,200	$20.97	206,688	$31.59

At December 31, 2010, there was  $5.2 million of unrecognized compensation expense related to nonvested share grants. This cost is expected to be recognized over a weighted-average period of 2.4 years. The grant date fair value was based on the fair market value of the Company's common stock on the date of grant. At December 31, 2010, the Company expected approximately 352,000 shares to vest and these shares had an aggregate intrinsic value of  $31.4 million and a weighted-average remaining contractual term of 2.0 years. The total fair value of shares vested during the years ended December 31, 2010, 2009 and 2008 was  $4.3 million,  $5.0 million and  $8.4 million, respectively.

Premium Nonvested Shares.  In 2006, the Company granted premium nonvested shares to certain employees. These shares partially vested if specific performance levels were attained by the Company. The Company did attain the specific performance levels for the years ended December 31, 2009, 2008, 2007 and 2006, and all premium nonvested shares credited to employees fully cliff vested on December 31, 2009. Compensation expense related to premium nonvested shares was zero,  $2.2 million and  $0.5 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Premium nonvested share activity was as follows:

	2010		2009		2008
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value

Nonvested at January 1	—	—	178,498	$21.61	187,774	$21.72
Forfeited	—	—	(3,950)	$25.97	(9,276)	$23.89
Vested	—	—	(174,548)	$40.88	—	—

Nonvested at December 31	—	—	—	—	178,498	$21.61

All compensation expense related to vested premium nonvested share grants was recognized as of December 31, 2009. The grant date fair value was based on the fair market value of the Company's common stock on the date of grant.

SARs. The Company has granted SARs to certain employees. The SARs vest incrementally and can be settled in shares only. Compensation expense related to SAR's was  $6.0 million,  $5.9 million and  $3.8 million for the years ended December 31, 2010, 2009 and 2008, respectively.

SAR activity was as follows:

	2010		2009		2008
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1	2,249,866	$10.87	1,207,540	$14.20	1,004,950	$11.59
Granted	290,950	$35.39	1,223,100	$7.53	277,150	$23.51
Forfeited	(69,077)	$16.43	(170,414)	$10.32	(40,680)	$14.64
Exercised	(1,000,392)	$11.53	(10,360)	$13.95	(33,880)	$12.35

Outstanding at December 31	1,471,347	$15.03	2,249,866	$10.87	1,207,540	$14.20

Vested and exercisable at December 31	293,912	$14.59	958,884	$11.46	407,565	$11.72

The 293,912 vested and exercisable SARs at December 31, 2010 have a weighted-average exercise price of  $28.39 per share, an aggregate intrinsic value of  $17.9 million and a weighted average remaining contractual term of 6.8 years.

At December 31, 2010, approximately 1,336,000 of the outstanding SARs were vested or were expected to vest and these SARs had a weighted average exercise price of  $27.43 per share, an intrinsic value of  $82.8 million and a weighted-average remaining contractual term of 7.9 years.

At December 31, 2010, there was  $11.5 million of unrecognized compensation expense related to SARs that are vested or expect to vest. This cost is expected to be recognized over a weighted-average period of 2.4 years. The grant date fair value of the SARs was calculated using the Black-Sholes pricing model. The assumptions used in this model were as follows:

	Year Ended December 31,
	2010	2009	2008

Risk-free interest rate	3.17%	2.82%	3.49%
Expected stock price volatility	60.0%	58.00%	42.00%
Expected life	6.5 years	6.5 years	6.5 years
Dividend yield	0.17%	0.70%	0.19%

The risk-free interest rate was based on the United States Government Treasury strips rate on the date of grant and with a maturity equal to the expected life of the SARs. The expected stock price volatility was based on the historical activity of the Company's common stock. The expected life was calculated using the simplified method for "plain-vanilla" issuances. The expected dividend yield was based on the annual dividends that have been paid on the Company's common stock.

INCOME TAXES	12 Months Ended
Dec. 31, 2010
INCOME TAXES
INCOME TAXES

NOTE J – INCOME TAXES

Earnings before income taxes consisted of the following:

	Year Ended December 31,
	2010	2009	2008
	(Dollars in thousands)

United States	$200,881	$207,757	$192,089
Foreign	260,001	239,511	158,909

Total	$460,882	$447,268	$350,998

The provision for income tax expense consisted of the following:

	Year Ended December 31,
	2010	2009	2008
	(Dollars in thousands)

Foreign income taxes:
Current	$63,200	$51,739	$50,447
Deferred	11,310	12,767	(3,273)

Total	74,510	64,506	47,174

Federal income taxes:
Current	44,344	61,668	66,220
Deferred	22,381	4,057	238

Total	66,725	65,725	66,458

Other (state and local taxes):
Current	4,101	4,134	4,085
Deferred	(204)	200	(34)

Total	3,897	4,334	4,051

Total income tax expense	$145,132	$134,565	$117,683

Total income tax expense differs from amounts expected by applying the federal statutory income tax rate to earnings before income taxes as follows:

	Year Ended December 31,
	2010	2009	2008
	(Dollars in thousands)

Tax expense at federal statutory rate	$161,309	$156,544	$122,849
Impact of foreign subsidiary income and tax rates	(16,668)	(16,367)	(9,462)
Uncertain tax benefits	(491)	783	6,521
Nondeductible acquisition costs	5,497	—	—
Other items	(4,515)	(6,395)	(2,225)

Total income tax expense	$145,132	$134,565	$117,683

Significant components of deferred tax assets and deferred tax liabilities were as follows:

	December 31,
	2010	2009
	(Dollars in thousands)

Deferred tax assets:
Postretirement benefits	$6,156	$7,313
Pension benefits	16,292	15,199
Accrued and other liabilities	29,762	21,469
Stock-based compensation	3,787	5,767
Tax loss carry forward	3,280	9,281
Unrealized losses on foreign currency and derivative financial instruments	3,720	8,066
Other items	1,859	8,876

	64,856	75,971
Less valuation allowance	(2,168)	(2,988)

Total deferred tax assets	62,688	72,983

Deferred tax liabilities:
Excess of book basis over tax basis of property, plant and equipment and intangible assets	(94,588)	(120,625)
Contract related expenses	(21,488)	(21,356)

Total deferred tax liabilities	(116,076)	(141,981)

Net deferred tax liability	( $53,388)	( $68,998)

The classification of the net deferred tax liability was as follows:

	December 31,
	2010	2009
	(Dollars in thousands)

Current deferred tax assets	$80,358	$45,024
Long-term deferred tax assets	55	2,493
Current deferred tax liabilities	(41,451)	(34,255)
Long-term deferred tax liabilities	(92,350)	(82,260)

Net deferred tax liability	( $53,388)	( $68,998)

The long-term deferred tax asset is included in other assets and the current deferred tax liability is included in income taxes in the Consolidated Balance Sheets.

A valuation allowance must be used to reduce the net deferred tax assets to an amount that is more likely than not to be realized. Currently, the Company has valuation allowances established for United States state net operating loss ("NOL") carryforwards and United Kingdom, Ukraine, India and Poland deferred tax assets. A summary of the valuation allowance was as follows:

	Balance at Beginning of Year	Additions - Allowance Established	Deductions - Allowance Reversal	Balance at End of Year
	(Dollars in thousands)

Year ended December 31, 2008	$9,959	—	$2,796	$7,163
Year ended December 31, 2009	$7,163	$1,536	$5,711	$2,988
Year ended December 31, 2010	$2,988	$1,311	$2,131	$2,168

At December 31, 2010, the Company had  $30.2 million of state NOL carryforwards, which expire in the years 2011 through 2019, available to offset future state taxable income in various states.

Cumulative undistributed earnings of foreign subsidiaries that are considered to be permanently reinvested and for which United States income taxes have not been provided by the Company amounted to approximately  $763 million at December 31, 2010. It is not practicable to estimate the amount of additional tax which would be payable upon repatriation of such earnings; however, due to foreign tax credit limitations, higher effective United States income tax rates and foreign withholding taxes, additional taxes could be incurred.

Unrecognized tax benefits recognized in the consolidated financial statements were as follows:

	2010	2009	2008
	(Dollars in thousands)

Balance at January 1	$18,769	$17,977	$1,574
Gross increase related to prior period tax positions	—	—	10,970
Gross increase related to current period tax positions	2,244	2,153	5,368
Gross increase related to prior periods of acquired companies	—	—	203
Lapse of statue of limitations and settlements	(4,235)	(1,951)	—
Foreign currency translation	185	590	(138)

Balance at December 31	$16,963	$18,769	$17,977

At December 31, 2010, the Company had  $17.0 million of unrecognized tax benefits,  $3.4 million of which would impact its effective tax rate if recognized. At December 31, 2009, the Company had  $18.8 million of unrecognized tax benefits,  $3.9 million of which would impact its effective tax rate if recognized. The Company reasonably estimates that the gross amount of unrecognized tax benefits for prior tax period positions will decrease by  $3.9 million in the next 12 months due to the close of an open tax year. The estimated decrease in the reserve relates primarily to uncertainty concerning intercompany transactions. However, the Company cannot reasonably estimate the change in reserve due to tax positions expected to be taken during 2011.

The Company recognizes interest and/or penalties related to income tax matters as a component of income tax expense. Expense or (income) for interest and penalties for the years ended December 31, 2010, 2009 and 2008 was ( $1.3) million,  $0.3 million and  $2.8 million, respectively. The Company has provided for  $2.3 million and  $3.4 million of accrued interest and penalties related to unrecognized tax benefits at December 31, 2010 and 2009, respectively.

The Company or one of its subsidiaries files income tax returns in the United States federal jurisdiction and in various state and foreign jurisdictions. Open tax years related to United States state jurisdictions remain subject to examination but are not considered material. The Company is subject to income tax examinations by tax authorities in its major jurisdictions as follows:

Tax Jurisdiction	Years Open to Audit
United States Federal	1992, 2007, 2008, 2009, 2010
Australia	2005 through 2010
Brazil	2005 through 2010
Canada	2006 through 2010
Chile	2005 through 2010
Germany	2007 through 2010
South Africa	2005 through 2010

PENSION AND RETIREMENT PLANS	12 Months Ended
Dec. 31, 2010
PENSION AND RETIREMENT PLANS
PENSION AND RETIREMENT PLANS

NOTE K – PENSION AND RETIREMENT PLANS

The Company has several pension and retirement plans covering certain of its employees in the United States and Europe. All plans have a measurement date of December 31.

The Bucyrus International, Inc. Supplemental Executive Retirement Plan ("SERP") provides an allocation to the Company's senior management equal to the amount that cannot be allocated to such employees under the Company's cash balance pension plan due to the Internal Revenue Service-imposed annual compensation limits. Benefits are to be paid under the SERP upon the employee's separation from service in a lump sum or in five or 10 annual installments, as the participating employee elects.

The Company's defined benefit pension and retirement plans' funded status and amounts recognized in the consolidated financial statements was as follows:

	United States Plans		Non-United States Plans
	2010	2009	2010	2009
	(Dollars in thousands)

Change in projected benefit obligation:
Projected benefit obligation at January 1	$112,765	$107,563	$119,033	$105,079
Acquired projected benefit obligation	—	—	27,082	—
Service cost	8,080	6,865	654	305
Interest cost	6,907	6,471	7,253	6,299
Actuarial (gain) loss	7,485	(370)	6,037	9,924
Benefits paid	(7,934)	(7,764)	(7,588)	(5,269)
Currency translation	—	—	(7,945)	2,695

Projected benefit obligation at December 31	127,303	112,765	144,526	119,033

Change in plan assets:
Fair value of plan assets at January 1	98,969	58,768	—	—
Acquired plan assets	—	—	11,336	—
Actual return on plan assets	13,355	20,193	1,421	—
Employer contributions	8,927	27,771	9,578	5,269
Benefits paid	(7,934)	(7,764)	(7,487)	(5,269)

Fair value of plan assets at December 31	113,317	98,968	14,848	—

Unfunded status at December 31	( $13,986)	( $13,797)	( $129,678)	( $119,033)

Amounts recognized in the consolidated balance sheets at December 31:
Accrued expenses	$—	$—	( $7,410)	( $7,066)
Pension and other	(13,986)	(13,797)	(122,268)	(111,967)

	( $13,986)	( $13,797)	( $129,678)	( $119,033)

Amounts recognized in accumulated other comprehensive loss at December 31:
Net loss (gain), net of income tax (benefit) expense of ( $16,379), ( $16,303), ( $42) and $2,392, respectively	$27,952	$27,822	$245	( $5,084)
Prior service cost, net of income tax benefit of $1,268, $1,483, $0 and $0, respectively	2,164	2,531	—	—

Net amount recognized	$30,116	$30,353	$245	( $5,084)

	United States Plans		Non-United States Plans
	2010	2009	2010	2009
Weighted-average assumptions used to determine benefit obligations at December 31:
Discount rate	5.55%	6.35%	5.1%	5.50%
Rate of compensation increase	3.5%	3.5%	2.0%	2.0%

The accumulated benefit obligation for all defined benefit pension plans was  $268.0 million and  $228.9 million at December 31, 2010 and 2009, respectively. Pension plans with an accumulated benefit obligation in excess of plan assets were as follows:

	United States Plans		Non-United States Plans
	December 31,		December 31,
	2010	2009	2010	2009
	(Dollars in thousands)

Projected benefit obligation	$127,303	$112,765	$144,526	$119,033
Accumulated benefit obligation	$124,261	$110,721	$143,713	$118,210
Fair value of plan assets	$113,317	$98,968	$14,848	—

The components of net periodic benefit cost and other amounts recognized in other comprehensive income (loss) were as follows:

	United States Plans			Non-United States Plans
	Year Ended December 31,			Year Ended December 31,
	2010	2009	2008	2010	2009	2008
	(Dollars in thousands)

Net periodic benefit cost:
Service cost	$8,080	$6,865	$5,104	$654	$305	$523
Interest cost	6,907	6,471	5,774	7,253	6,299	6,082
Expected return on plan assets	(8,462)	(6,089)	(6,887)	(696)	—	—
Amortization of prior service cost	582	583	464	—	—	—
Amortization of net actuarial loss (gain)	2,387	3,601	1,148	100	—	(160)

Net periodic benefit cost	9,494	11,431	5,603	7,311	6,604	6,445

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Net loss (gain)	130	(11,396)	24,745	5,329	—	477
Net prior service cost	(367)	(367)	534	—	—	—

Total recognized in other comprehensive income (loss)	(237)	(11,763)	25,279	5,329	—	477

Total recognized in net periodic benefit cost and other comprehensive income (loss)	$9,257	( $332)	$30,882	$12,640	$6,604	$6,922

Weighted-average assumptions used to determine net periodic benefit cost for the year:
Discount rate	6.35%	6.20%	6.25%	5.5%	6.20%	5.50%
Expected return on plan assets	8.50%	8.50%	8.50%	6.0%	—	—
Rate of compensation increase	3.5%	3.75%	4.0%	2.0%	2.0%	2.0%

The Company's Benefit Plan Committee ("Committee"), under the guidance of the Nominating and Corporate Governance Committee of the Board of Directors, oversees investment matters related to all of the Company's funded benefit plans. The Committee works with external actuaries and investment consultants on an ongoing basis to establish and monitor investment strategies and target asset allocations. Forecasted cash flows for plan liabilities are regularly updated based on annual valuation results. Target allocations are determined based upon an asset and liability study for each respective plan. The study is intended to reduce risk, provide long-term financial stability for the plan(s) and maintain funded levels which meet long-term plan obligations while preserving sufficient liquidity for near-term benefit payments.

In selecting the expected long-term rate of return on assets, the Committee considered the average rate of earnings expected on the classes of funds invested or to be invested to provide for the benefits of these plans. This included considering the trusts' targeted asset allocation for the year and the expected returns likely to be earned over the next 20 years. The assumptions used for the return of each asset class are conservative when compared to long-term historical returns.

The Company's pension plans' weighted-average actual and targeted asset allocations by asset category were as follows:

	United States Plans
	December 31, 2010		December 31, 2009
	Actual	Target	Actual	Target
Asset category:
Equity securities	66%	65%	65%	65%
Debt securities	34%	35%	35%	35%

Total	100%	100%	100%	100%

The desired investment objective is a long-term real rate of return on assets that is approximately 6% greater than the assumed rate of inflation measured by the Consumer Price Index, currently assumed to be approximately 2.5%. The target rate of return for the plans has been based upon an analysis of historical returns supplemented with an economic and structural review of each asset class. The Committee realizes that market performance varies and that a 6% real rate of return may not be meaningful during some periods. The Committee also realizes that historical performance is no guarantee of future performance.

To achieve these goals, the minimum and maximum allocation ranges for fixed securities and equity securities are as follows:

	United States Plans
	Minimum	Maximum
Equity	61%	69%
Fixed	31%	39%
Cash equivalents	0%	4%

Investment in international oriented equity funds is limited to a maximum of 18.25% of the equity range.

The Company's current United States pension plan asset allocation is 66% equity investments and 34% fixed income investments. The equity investments portfolio consists of mutual funds invested in large-cap disciplined stocks (41%), small/mid cap stocks (9%), emerging market stocks (4%) and international stocks (12%). The fixed income portfolio consists of mutual funds invested in core fixed income bonds (27%), high yield bonds (4%) and emerging market debt (3%).

The following table summarizes the fair value of the Company's United States pension plan assets by asset category. All plan assets are level 1 assets within the fair value hierarchy (for further level information, see Note A):

	December 31,
	2010	2009
Asset category	(Dollars in thousands)

Equities:
U.S. equity	$55,937	$48,672
International equity	18,239	15,991
Fixed income:
Long-term bonds (1)	39,018	34,305

Total	$113,194	$98,968

(1)	This category represents investment grade and below investment grade bonds of United States and foreign issuers denominated in United States dollars from diverse industries.

Future contributions to the plans will be dependent on many factors, including the performance of existing plan assets and long-term discount rates.

The Company expects to contribute  $7.5 million to its domestic pension plans and  $7.7 million to its non-United States pension plans in 2011. Upon completion of an analysis of the funded status of the Company's domestic pension plans, additional contributions may be made in 2011.

Estimated future benefit payments from the Company's pension plans are as follows:

	United States Plans	Non-United States Plans
	(Dollars in thousands)

2011	$8,326	$7,800
2012	$9,972	$7,915
2013	$10,845	$8,311
2014	$11,256	$8,396
2015	$12,617	$8,485
2016-2020	$66,455	$42,766

The estimated net loss and prior service cost for the United States defined benefit pension plans that will be amortized from accumulated other comprehensive loss into net periodic benefit cost in 2011 are  $2.2 million and  $0.6 million, respectively. The estimated net gain for the non-United States defined benefit pension plans that will be amortized from accumulated other comprehensive loss into net periodic benefit cost in 2011 is zero.

The Company has 401(k) savings plans available to substantially all United States employees. Matching employer contributions are made in accordance with plan provisions subject to certain limitations. Matching employer contributions made were  $4.5 million,  $3.9 million and  $3.9 million for the years ended December 31, 2010, 2009 and 2008, respectively.

CALCULATION OF NET EARNINGS PER SHARE OF COMMON STOCK	12 Months Ended
Dec. 31, 2010
CALCULATION OF NET EARNINGS PER SHARE OF COMMON STOCK
CALCULATION OF NET EARNINGS PER SHARE OF COMMON STOCK

NOTE L – CALCULATION OF NET EARNINGS PER SHARE OF COMMON STOCK

Basic net earnings per share of common stock was computed by dividing net earnings by the weighted average number of shares of common stock outstanding. Diluted net earnings per share of common stock was computed by dividing net earnings by the weighted average number of shares of common stock outstanding after giving effect to dilutive securities. The reconciliation of the numerators and the denominators of the basic and diluted net earnings per share of common stock calculations were as follows:

	Year Ended December 31,
	2010	2009	2008
	(Dollars in thousands)

Net earnings	$315,750	$312,703	$233,315

Weighted average shares outstanding	79,764,251	74,456,969	74,350,939

Basic net earnings per share	$3.96	$4.20	$3.14

Weighted average shares outstanding	79,764,251	74,456,969	74,350,939
Effect of dilutive nonvested shares, stock appreciation rights and performance shares (1)	1,564,858	1,423,894	854,081

Weighted average shares outstanding – diluted	81,329,109	75,880,863	75,205,020

Diluted net earnings per share	$3.88	$4.12	$3.10

(1)   Grants of nonvested shares, stock appreciation rights and performance shares representing approximately an additional 145,000, 586,000, and 149,000 shares for the years ended December 31, 2010, 2009 and 2008, respectively, were outstanding but were not included in the computation of diluted net earnings per share because their effect would have been antidilutive.

SEGMENT AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2010
SEGMENT AND GEOGRAPHICAL INFORMATION
SEGMENT AND GEOGRAPHICAL INFORMATION

NOTE M – SEGMENT AND GEOGRAPHICAL INFORMATION

The Company has two reportable segments, surface mining and underground mining, which are based on the internal organization used by management for making operating decisions, measuring and evaluating financial performance, allocating resources, and based on the similarity of customers served, distinctive products and services, common use of facilities and economic results attained.

The accounting policies of the Company's segments are the same as those described in Note A. The operating earnings of each segment do not include interest income, interest expense, other income and expense and a provision for income taxes. Corporate expenses consist primarily of costs related to employees who provide services across both of the Company's segments. There are no significant intersegment sales. Identifiable assets are those used in the operations of each segment.

Segment information was as follows:

	Year Ended December 31, 2010
	Sales	Operating Earnings	Depreciation and Amortization	Capital Expenditures	Total Assets
	(Dollars in thousands)

Surface mining	$2,385,461	$403,465	$67,866	$28,668	$3,408,266
Underground mining	1,265,102	206,062	32,781	27,185	1,596,125

Total operations	3,650,563	609,527	100,647	55,853	5,004,391
Corporate	—	(74,763)	—	15,473	15,437

Consolidated total	$3,650,563	534,764	100,647	$71,326	$5,019,828

Interest income		(5,110)	—
Interest expense		71,620	—
Other expense		7,372	9,256

Earnings before income taxes		$460,882	$109,903

	Year Ended December 31, 2009
	Sales	Operating Earnings	Depreciation and Amortization	Capital Expenditures	Total Assets
	(Dollars in thousands)

Surface mining	$1,284,996	$292,754	$24,536	$37,581	$1,106,154
Underground mining	1,366,773	221,616	35,907	17,001	1,597,958

Total operations	2,651,769	514,370	60,443	54,582	2,704,112
Corporate	—	(39,117)	—	—	—

Consolidated total	$2,651,769	475,253	60,443	$54,582	$2,704,112

Interest income		(5,117)	—
Interest expense		27,017	—
Other expense		6,085	3,384

Earnings before income taxes		$447,268	$63,827

	Year Ended December 31, 2008
	Sales	Operating Earnings	Depreciation and Amortization	Capital Expenditures	Total Assets
	(Dollars in thousands)

Surface mining	$1,282,519	$252,713	$20,505	$90,406	$1,139,029
Underground mining	1,223,319	158,778	35,745	28,402	1,413,622

Total operations	2,505,838	411,491	56,250	118,808	2,552,651
Corporate	—	(28,860)	—	—	—

Consolidated total	$2,505,838	382,631	56,250	$118,808	$2,552,651

Interest income		(6,206)	—
Interest expense		34,768	—
Other expense		3,071	3,071

Earnings before income taxes		$350,998	$59,321

Sales information was as follows:

	Year Ended December 31,
	2010	2009	2008
	(Dollars in thousands)

Surface Mining:
Original equipment	$1,202,563	$534,463	$622,904
Aftermarket parts and service	1,182,898	750,533	659,615

	2,385,461	1,284,996	1,282,519

Underground Mining:
Original equipment	680,479	821,019	737,554
Aftermarket parts and service	584,623	545,754	485,765

	1,265,102	1,366,773	1,223,319

Total:
Original equipment	1,883,042	1,355,482	1,360,458
Aftermarket parts and service	1,767,521	1,296,287	1,145,380

	$3,650,563	$2,651,769	$2,505,838

Financial information by geographical area is set forth in the following table. The sales amounts represent the product shipment destination and long-lived assets are based on the physical location of the assets. The amounts previously reported for 2008 represented the sales originating in the respective geographic area.

Year Ended December 31,	Sales to External Customers	Long – Lived Assets
	(Dollars in thousands)

2010
United States	$709,560	$323,043
Africa	185,510	4,680
Australia	755,585	45,289
Chile	360,872	7,610
Canada	295,821	25,770
Germany	77,307	85,737
Other foreign	1,265,908	134,022

	$3,650,563	$626,151

2009
United States	$784,707	$312,294
Africa	115,240	4,409
Australia	319,927	48,009
Chile	308,215	5,153
Canada	205,959	9,411
Germany	115,022	97,893
Other foreign	802,699	37,252

	$2,651,769	$514,421

2008
United States	$670,270	$299,867
Africa	127,524	2,762
Australia	292,022	39,891
Chile	216,527	4,324
Canada	255,938	11,058
Germany	104,777	95,226
Other foreign	838,780	35,268

	$2,505,838	$488,396

The Company does not consider itself to be dependent upon any single customer or group of customers; however, on an annual basis a single customer may account for a large percentage of its sales, particularly original equipment sales. For the years ended December 31, 2010 and December 31, 2008, no one customer accounted for more than 10% of the Company's consolidated sales. For the year ended December 31, 2009, one customer accounted for approximately 14% of the Company's consolidated sales.

COMMITMENTS, CONTINGENCIES, CREDIT RISKS AND CONCENTRATIONS	12 Months Ended
Dec. 31, 2010
COMMITMENTS, CONTINGENCIES, CREDIT RISKS AND CONCENTRATIONS
COMMITMENTS, CONTINGENCIES, CREDIT RISKS AND CONCENTRATIONS

NOTE N – COMMITMENTS, CONTINGENCIES, CREDIT RISKS AND CONCENTRATIONS

Environmental

The Company's operations and properties are subject to a broad range of federal, state, local and foreign laws and regulations relating to environmental matters, including laws and regulations governing discharges into the air and water, the handling and disposal of solid and hazardous substances and wastes, and the remediation of contamination associated with releases of hazardous substances at the Company's facilities and at off-site disposal locations. These laws are complex, change frequently and have tended to become more stringent over time. Future events, such as required compliance with more stringent laws or regulations, more vigorous enforcement policies of regulatory agencies or stricter or different interpretations of existing laws, could require additional expenditures by the Company, which may be material.

Environmental problems have not interfered in any material respect with the Company's manufacturing operations to date. The Company believes that its compliance with statutory requirements respecting environmental quality will not have a material adverse effect on its financial position, results of operations or cash flows, although no assurance to that effect can be given. The Company has an ongoing program to address potential environmental problems.

Certain environmental laws, such as the Federal Comprehensive Environmental Response, Compensation and Liability Act ("CERCLA"), provide for strict, joint and several liability for investigation and remediation of spills and other releases of hazardous substances. Such laws may apply to conditions at properties currently or formerly owned or operated by an entity or its predecessors, as well as to conditions at properties at which wastes or other contamination attributable to an entity or its predecessors come to be located.

The Company has previously been named as a potentially responsible party under CERCLA and analogous state laws at other sites throughout the United States. The Company believes it has determined its remediation liabilities with respect to the sites discussed above and does not believe that any such remaining liabilities, if any, either individually or in the aggregate, will have a material effect on its financial position, results of operations or cash flows, although no assurance to that effect can be given. The Company may incur additional liabilities with respect to these sites in the future, the costs of which could be material, and may incur remediation liability in the future with respect to sites formerly or currently owned or operated by the Company or with respect to off-site disposal locations, the costs of which could be material.

Over the past three years, expenditures for ongoing compliance, remediation, monitoring and cleanup have been immaterial. The Company believes that expenditures for compliance and remediation will not have a material effect on its financial position, results of operations or cash flows, although no assurance to that effect can be given.

Product Warranty

The Company recognizes the cost associated with its warranty policies on its products as revenue is recognized. The amount recognized is based on historical experience. Changes in accrued warranty costs were as follows:

	2010	2009
	(Dollars in thousands)

Balance at January 1	$49,442	$53,586
Acquired balance	140,006	—
Provisions	40,383	32,831
Settlements	(56,075)	(29,563)
Changes in liability for pre-existing warranties, net	(7,191)	(10,060)
Foreign currency translation	302	2,648

Balance at December 31	$166,867	$49,442

Product Liability

The Company is subject to numerous product liability claims, many of which relate to products no longer manufactured by the Company or its subsidiaries, and other claims arising in the ordinary course of business in federal and state courts. Such claims are generally related to property damage and to personal injury. The Company's products are operated by its employees and its customers' employees and independent contractors at various work sites in the United States and abroad. In the United States, workers' claims against employers related to workplace injuries are generally limited by state workers' compensation statutes, but such limitations do not apply to equipment suppliers. The Company has insurance covering most of these claims and has various limits of liability depending on the insurance policy year in question. At the time a liability associated with a claim becomes probable and can be reasonably estimated, the Company accrues for the liability by a charge to earnings. For all other cases, an estimate of the costs associated with the matters cannot be made due to the inherent uncertainties in the litigation process; however, the Company believes that the final resolution of these claims and other similar claims which are likely to arise in the future will not individually or in the aggregate have a material effect on its financial position, results of operations or cash flows, although no assurance to that effect can be given.

Asbestos Liability

The Company has been named as a co-defendant in numerous personal injury liability cases alleging damages due to exposure to asbestos and other substances. The Company has insurance covering most of these cases and has various limits of liability depending on the insurance policy year in question. At the time a liability associated with a case becomes probable and can be reasonably estimated, the Company accrues for the liability by a charge to earnings. For all other cases, an estimate of the costs associated with the matters cannot be made due to the inherent uncertainties in the litigation process; however, the Company does not believe that these costs will have a material effect on its financial position, results of operations or cash flows, although no assurance to that effect can be given.

The reconciliation of claims was as follows:

	2010	2009
Number of claims pending at January 1	303	309
New claims filed	21	26
Claims dismissed, settled or resolved	(44)	(32)

Number of claims pending at December 31	280	303

The average claim settlement amount was immaterial in both years.

Other Litigation

In August 2010, the Company received letters from the U.S. Department of Justice and from the U.S. Securities and Exchange Commission ("SEC") requesting certain documents and information and notifying the Company that the SEC is conducting a non-public, fact-finding inquiry of the Company. The Company is cooperating fully with this inquiry.

The Company is involved in various other litigation arising in the normal course of business. The Company does not believe that its recovery or liability, if any, under any such pending litigation will have a material effect on its financial position, results of operations or cash flows, although no assurance to that effect can be given.

Commitments

The Company has obligations under various operating leases and rental and service agreements. The expense relating to these agreements was  $34.9 million,  $21.0 million and  $26.1 million for the years ended December 31, 2010, 2009 and 2008, respectively. Future minimum annual payments under non-cancelable agreements are as follows (dollars in thousands):

Year	Amount
2011	$28,966
2012	20,129
2013	15,960
2014	12,281
2015	10,962
After 2015	20,069

$108,367

Credit Risks

A significant portion of the Company's sales are to customers whose activities are related to the coal, copper, oil sands and iron ore mining industries, including some who are located in foreign countries. The Company generally extends credit to these customers and, therefore, collection of receivables may be affected by the mining industry economy and the economic conditions in the countries where the customers are located. However, the Company closely monitors extension of credit and has not experienced significant credit losses. Also, most foreign sales are made to large, well-established companies. The Company generally requires letters of credit on sales to smaller foreign companies.

Concentrations

The Company currently purchases alternating current drives and other electrical parts, an important component of its equipment, from Siemens Energy & Automation, Inc. ("Siemens"). The loss of Siemens, the Company's only critical sole source supplier, could cause a delay in manufacturing and a possible loss of sales, which could have a material adverse effect on the Company's financial position, results of operations or cash flows. The Company currently purchases motors, an important component of its room and pillar equipment, from one supplier. The loss of this supplier could cause a delay in manufacturing due to the time required to have motors of a new supplier approved and certified by the Mine Safety and Health Administration. The loss of this supplier could also result in a possible loss of sales, which could have a material adverse effect on the Company's financial position, results of operations or cash flows.

QUARTERLY RESULTS (UNAUDITED)	12 Months Ended
Dec. 31, 2010
QUARTERLY RESULTS (UNAUDITED)
QUARTERLY RESULTS (UNAUDITED)

NOTE O – QUARTERLY RESULTS (UNAUDITED)

Certain unaudited quarterly financial results were as follows:

	Quarter Ended at End of
	March	June	September	December
	(Dollars in thousands, except per share amounts)

Sales:
2010	$607,525	$868,668	$937,164	$1,237,206
2009	$605,744	$724,436	$675,767	$645,822

Gross profit:
2010	$175,282	$246,512	$258,630	$368,930
2009	$170,185	$205,262	$223,843	$206,309

Net earnings:
2010	$35,014	$73,211	$77,572	$129,953
2009	$56,901	$82,280	$92,067	$81,455

Basic net earnings per common share:
2010	$0.45	$0.91	$0.96	$1.61
2009	$0.76	$1.11	$1.24	$1.09

Weighted average shares outstanding-basic (in thousands):
2010	77,299	80,560	80,570	80,584
2009	74,451	74,454	74,459	74,463

Diluted net earnings per common share:
2010	$0.45	$0.89	$0.94	$1.58
2009	$0.76	$1.08	$1.21	$1.07

Weighted average shares outstanding-diluted (in thousands):
2010	78,661	82,137	82,253	82,216
2009	74,956	76,012	76,191	76,345

Dividends per common share:
2010	$0.025	$0.025	$0.025	$0.025
2009	$0.025	$0.025	$0.025	$0.025

VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2010
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

Schedule II – Valuation and Qualifying Accounts and Reserves

For the Years Ended December 31, 2010, 2009 and 2008

	Balance at Beginning of Period	Charges (Credits) to Costs and Expenses	(Charges) Credits to Reserves (1)	Balance at End of Period
	(Dollars in thousands)
Allowances for possible losses on notes and accounts receivable:
Year ended December 31, 2010	$7,144	( $2,724)	$434	$4,854
Year ended December 31, 2009	$8,413	( $1,021)	( $248)	$7,144
Year ended December 31, 2008	$8,146	$1,243	( $976)	$8,413

(1)	Includes the effect of changes in foreign currency exchange rates and balances acquired in acquisitions.